Quarterly Financial Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
prepayment fee									$ 0	$ 5,000	$ 0
Total revenue	$ 111,988	$ 108,335	$ 101,258	$ 99,436	$ 104,669	$ 98,738	$ 91,787	$ 89,857	421,017	385,051	343,064
Net income	52,750	50,195	48,766	42,821	52,635	42,705	40,760	43,533	194,532	179,633	180,226
Net income available to common shareholders of EPR Properties	$ 46,799	$ 44,244	$ 42,814	$ 36,869	$ 46,684	$ 36,753	$ 34,808	$ 37,581	$ 194,532	$ 179,633	$ 180,226
Basic net income per common share	$ 0.78	$ 0.76	$ 0.75	$ 0.65	$ 0.82	$ 0.68	$ 0.65	$ 0.72	$ 2.94	$ 2.87	$ 3.26
Diluted net income per common share	$ 0.78	$ 0.76	$ 0.75	$ 0.64	$ 0.81	$ 0.68	$ 0.65	$ 0.71	$ 2.93	$ 2.86	$ 3.24